Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
At beginning of year	£ 77	£ 65
Exchange differences	4	(4)
Acquisition of investments	13	3
Fair value movements	7	13
Disposal of investments	(8)
At end of year	£ 93	£ 77